Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net gain (loss) from futures and forward trading
Realized	$ 26,546,796	$ (24,697,561)	$ 86,593,970
Change in unrealized	(4,280,691)	(27,921,376)	21,946,823
Commissions	(11,085,086)	(13,137,050)	(12,554,218)
Net gains (losses) from futures and forward trading	11,181,019	(65,755,987)	95,986,575
Net gain (loss) from equities, equity options and exchange-traded funds
Realized		408,727
Commissions		(68,873)
Net gains (losses) from equities, equity options and exchange-traded funds		339,854
Total trading gains (losses)	11,181,019	(65,416,133)	95,986,575
Income
Dividend income		72,393
Interest income	1,831,201	3,066,778	4,324,858
Total income	1,831,201	3,139,171	4,324,858
Expenses from operations
Dividend expense		159,212
Brokerage commission	42,054,211	52,485,965	51,091,552
Incentive fees	8,917,234	5,770,762	14,273,739
Organizational and offering costs	2,135,464	2,567,526	2,381,437
Operating expenses, (net of recovery on loss, for 2012 $0, 2011 $5,000,000, 2010 $0, See Note 8)	1,847,514	2,237,117	2,042,370
Total expenses	54,954,423	63,220,582	69,789,098
Net investment loss	(53,123,222)	(60,081,411)	(65,464,240)
Net income (loss)	$ (41,942,203)	$ (125,497,544)	$ 30,522,335
Class A
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (79.47)	$ (192.82)	$ 63.46
Class B
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (74.07)	$ (171.82)	$ 46.51
Legacy 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (36.13)	$ (112.69)	$ 58.80
Legacy 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (38.46)	$ (116.73)	$ 55.25
Global 1 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (28.82)	$ (110.04)	$ 27.56
Global 2 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (30.73)	$ (111.79)	$ 24.41
Global 3 Class
Net income (loss) per unit (based on weighted average number of units outstanding during the period) and increase (decrease) in net asset value per unit for the period:
General Partner & Limited Partner Units (in dollars per unit)	$ (42.70)	$ (123.42)	$ 6.38